Property and Equipment - Property and Equipment, Net (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 394.3	$ 333.9
Less accumulated depreciation	(160.2)	(123.9)
Property and equipment, net	234.1	210.0
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17.7	15.7
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	147.0	118.3
Equipment and computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	225.8	172.3
Capital additions in process [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3.8	$ 27.6